Financial Instruments at Fair Value Through Profit or Loss (FVTPL)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (FVTPL)

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$1,453,868	$4,282,512	$130,604
Forward exchange contracts	161,924	258,362	7,879
Non-derivative financial assets
Quoted shares	2,099,844	2,898,751	88,404
Private-placement funds	1,796,015	1,503,382	45,849
Unquoted shares	747,960	863,484	26,334
Open-end mutual funds	307,669	590,346	18,004
Hybrid financial assets
Convertible notes	61,410	360,635	10,998
Preferred shares with warrants	-	65,570	2,000
Documentary investment agreement	-	9,000	274

	$6,628,690	$10,832,042	$330,346

Current	$4,084,715	$8,390,606	$255,889
Non-current	2,543,975	2,441,436	74,457

	$6,628,690	$10,832,042	$330,346

Financial liabilities held for trading

Derivative instruments (non-designated hedges)
Swap contracts	$1,183,469	$179,967	$5,488
Forward exchange contracts	118,873	63,785	1,945

	1,302,342	243,752	7,433
Contingent considerations (Note 29)	-	589,117	17,966

	$1,302,342	$832,869	$25,399

Current	$1,302,342	$324,278	$9,889
Non-current	-	508,591	15,510

	$1,302,342	$832,869	$25,399

a.	At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2023

Sell RMB/Buy US$	2024.01	RMB869,750/US$122,000
Sell HKD/Buy US$	2024.03	HKD11,340/US$1,455
Sell JPY/Buy US$	2024.03	JPY385,320/US$2,746
Sell NT$/Buy US$	2024.01 - 2024.12	NT$89,691,195/US$2,988,500
Sell US$/Buy KRW	2024.01	US$31,000/KRW40,420,300
Sell US$/Buy NT$	2024.01	US$353,290/NT$10,965,140

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2024

Sell RMB/Buy US$	2025.01	RMB830,661/US$114,000
Sell HKD/Buy US$	2025.02 - 2025.03	HKD22,830/US$2,939
Sell JPY/Buy US$	2025.01	JPY1,035,320/US$6,994
Sell MXN/Buy US$	2025.01	MXN923,715/US$45,000
Sell NT$/Buy US$	2025.01 - 2025.12	NT$108,539,284/US$3,496,000
Sell US$/Buy KRW	2025.01 - 2025.03	US$69,000/KRW99,002,500
Sell US$/Buy NT$	2025.01 - 2025.02	US$254,440/NT$8,221,338

b.	At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2023

Sell RMB/Buy JPY	2024.01	RMB8,292/JPY165,000
Sell RMB/Buy NT$	2024.02 - 2024.03	RMB2,628/NT$11,468
Sell RMB/Buy US$	2024.01	RMB132,074/US$18,539
Sell EUR/Buy CZK	2024.01 - 2024.06	EUR2,435/CZK60,000
Sell NT$/Buy US$	2024.01 - 2024.03	NT$4,647,815/US$150,000
Sell US$/Buy RMB	2024.01 - 2024.02	US$297,286/RMB2,118,620
Sell US$/Buy JPY	2024.01	US$33,315/JPY4,770,080
Sell US$/Buy KRW	2024.01	US$95,710/KRW123,622,879
Sell US$/Buy MYR	2024.01	US$16,000/MYR74,547
Sell US$/Buy NT$	2024.01 - 2024.03	US$67,170/NT$2,079,110
Sell US$/Buy PLN	2024.01 - 2024.06	US$6,000/PLN26,130
Sell US$/Buy SGD	2024.01 - 2024.02	US$12,500/SGD16,770

December 31, 2024

Sell RMB/Buy JPY	2025.01	RMB7,888/JPY165,000
Sell RMB/Buy NT$	2025.01 - 2025.03	RMB10,000/NT$44,542
Sell RMB/Buy US$	2025.01	RMB130,495/US$18,000
Sell EUR/Buy TND	2025.01 - 2025.12	EUR7,074/TND24,000
Sell EUR/Buy US$	2025.01 - 2025.12	EUR5,435/US$6,000
Sell NT$/Buy US$	2025.01 - 2025.02	NT$3,545,010/US$110,000
Sell US$/Buy RMB	2025.01 - 2025.02	US$436,000/RMB3,172,282
Sell US$/Buy EUR	2025.01	US$3,165/EUR3,000
Sell US$/Buy JPY	2025.01 - 2025.02	US$54,020/JPY8,335,356
Sell US$/Buy KRW	2025.01	US$7,000/KRW10,071,340
Sell US$/Buy MYR	2025.01	US$6,000/MYR26,758
Sell US$/Buy NT$	2025.01 - 2025.03	US$81,610/NT$2,653,807
Sell US$/Buy SGD	2025.01 - 2025.03	US$13,100/SGD17,506